Registration No. 333-86067
File No. 811-09561

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 31	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 33	[X]

CENTURY CAPITAL MANAGEMENT TRUST
 (Exact Name of Registrant as Specified in Charter)

c/o CENTURY CAPITAL MANAGEMENT, LLC
100 FEDERAL STREET, 29TH FLOOR, BOSTON, MASSACHUSETTS 02110
(Address of Principal Executive Offices) (Zip Code)

(617) 482-3060
(Registrant's Telephone Number, including Area Code)

MAUREEN E. KANE
CENTURY CAPITAL MANAGEMENT, LLC
100 FEDERAL STREET, 29TH FLOOR, BOSTON, MASSACHUSETTS 02110
 (Name and Address of Agent for Service)

with copies to:

GREGORY D. SHEEHAN, ESQ.
ROPES & GRAY LLP
800 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02199

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant, Century Capital Management Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 31 under the Securities Act and Post-Effective Amendment No. 33 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 8th day of March, 2013.

CENTURY CAPITAL MANAGEMENT TRUST

By:               /s/ Alexander L. Thorndike
   Alexander L. Thorndike,
   Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 31 to Century Capital Management Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

William Gray*	Trustee	March 8, 2013
William Gray

Laura A. Johnson*	Trustee	March 8, 2013
Laura A. Johnson

Stephen W. Kidder*	Trustee	March 8, 2013
Stephen W. Kidder

Jerry S. Rosenbloom*	Trustee	March 8, 2013
Jerry S. Rosenbloom

David D. Tripple*	Trustee	March 8, 2013
David D. Tripple

Ellen M. Zane*	Trustee	March 8, 2013
Ellen M. Zane

Davis R. Fulkerson*	Trustee	March 8, 2013
Davis R. Fulkerson

/s/ Alexander L. Thorndike	Chairman, Trustee,	March 8, 2013
Alexander L. Thorndike	Principal Executive Officer

/s/ Julie Smith	Principal Accounting Officer,	March 8, 2013
Julie Smith	Principal Financial Officer

*By:           /s/ Alexander L. Thorndike
   Alexander L. Thorndike
   Attorney-in-fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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